Note 3 - Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

10.   STOCKHOLDERS’ EQUITY (DEFICIT)

Our authorized capital stock consists of:

●	115,000,000 shares of common stock, par value $0.0001 per share; and

●	10,000,000 shares of preferred stock, par value $0.0001 per share.

As of December 31, 2021, there were 14,433,286 shares of our common stock outstanding, and no shares of preferred stock outstanding. In November 2021, the Company issued 11,000 shares of common stock to a consultant in exchange for services provided. In September 2020, the Company issued 38,992 shares of common stock to current and past employees in lieu of certain dues and obligations.

Common Stock

Voting.   The holders of our common stock are entitled to one vote for each share held of record on all matters on which the holders are entitled to vote (or consent pursuant to written consent). Directors are elected by a plurality of the votes present in person or represented by proxy and entitled to vote.

Dividends.   The holders of common stock are entitled to receive, ratably, dividends only if, when and as declared by our board of directors out of funds legally available therefor and after provision is made for each class of capital stock having preference over the common stock.

Liquidation Rights.   In the event of the Company’s liquidation, dissolution or winding-up, the holders of common stock will be entitled to share, ratably, in all assets remaining available for distribution after payment of all liabilities and after provision is made for each class of capital stock having preference over the Common Stock.

Conversion Right.   The holders of common stock have no conversion rights.

Preemptive and Similar Rights.   The holders of common stock have no preemptive or similar rights.

Redemption/Put Rights.   There are no redemption or sinking fund provisions applicable to the Common Stock. All of the outstanding shares of common stock will be fully-paid and nonassessable.

Preferred Stock

Our board of directors has the authority to issue shares of preferred stock from time to time on terms it may determine, to divide shares of preferred stock into one or more series and to fix the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and the number of shares constituting any series or the designation of any series to the fullest extent permitted.

Warrants

As of December 31, 2021, there were public warrants outstanding to purchase an aggregate of 6,325,000 shares of common stock and private warrants outstanding to purchase an aggregate of 556,313 shares of common stock.

Each public warrant entitles the holder thereof to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. No public warrants will be exercisable for cash unless we have an effective and current registration statement covering the issuance of the shares of common stock issuable upon exercise of the public warrants and a current prospectus relating to such shares of common stock.

We may call the public warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

●

if, and only if, the reported last sale price of the common stock equals or exceeds $21.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third trading business day prior to the notice of redemption to holders of the public warrants, and

●

if, and only if, there is a current registration statement in effect with respect to the issuance of the shares of Common Stock underlying such Public Warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

●	at any time while the public warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

The private warrants are substantially similar to the public warrants except such private warrants;

●	are exercisable for cash or on a cashless basis, at the holder’s option

●	cannot be redeemed by us, so long as they are still held by the initial purchasers or their affiliates.

●	The redemption price is to be calculated as the 10-day average trading price ending one trading business day prior to the notice of redemption.

In no event will the Company be required to net cash settle either the public or the private warrants.

The Company classified the private warrants pursuant to ASC 815 as derivative liabilities with subsequent changes in their fair values to be recognized in the consolidated financial statements at each reporting date. The Company calculated the fair value of the private warrants as of December 31, 2021 as $372,730 using a Black-Scholes model. The key inputs used in the Black-Scholes calculation were, the risk-free interest rate, expected volatility, expected life, exercise price and stock price. The risk-free interest rate was estimated to be 1.11%, the expected volatility was estimated to be 73.0%, and the expected life was estimated to be 3.96 years. The exercise price was $11.50, and the stock price $2.89. Due to fair value changes during the year ended December 31, 2021, the Company recorded a gain on remeasurement of warrant liabilities of $1,591,055.

The exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or a recapitalization, reorganization, merger or consolidation.

Further, there were assumed warrants outstanding to purchase an aggregate of 126,268 shares of common stock. These warrants were classified as equity as of December 31, 2021, and December 31, 2020. The fair value of these warrants on the date of issuance was $1,279,182.

In connection with the Offering, the Company issued Pre-Funded Warrants exercisable for 5,066,600 shares of common stock. Total proceeds from the sale of Units including the Pre-Funded Warrants were approximately $19.0 million and the Pre-Funded Warrants are exercisable into one share of common stock at an exercise price of $0.0001 per share at any time after issuance. Additionally, in connection with the Offering, the Company issued Investor Warrants exercisable for 6,900,000 shares of common stock with an exercise price of $4.125 per share of common stock any time after issuance. The Investor Warrants expire on June 1, 2026. During the year ended December 31, 2021, Investor Warrants for 23,849 shares of common stock were exercised with proceeds of $98,378 and Pre-Funded Warrants for 1,033,300 shares of common stock were exercised with proceeds of $103. The Company has determined that as the Pre-Funded Warrants and Investor Warrants were issued at fair value in a public offering of Units with no debt funding included in the offering, the Pre-Funded Warrants and Investor Warrants should be classified as equity.

Common stock warrants

2020 Warrants

In July 2020, the company issued warrants with a five-year term to purchase 120,456 shares of common stock at $22.99 per share to certain current and past consultants (“2020 warrants”). The 2020 warrants were exercisable immediately. The Company estimated the fair value of the 2020 warrants to be $1,178,182, using the Black-Scholes-Merton option-pricing model with the following assumptions:

Assumptions
Common stock value	$2.25
Expected life (in years)	3
Risk-free interest rate	0.28%
Expected dividend yields	0%
Volatility	126%

The 2020 warrants are classified as equity and included in general and administrative expense during the year ended December 31, 2020.

2016 Warrants

The Company issued warrants in connection with the 2016 Notes (the “2016 Warrants”) to purchase 5,812 shares of its common stock which will expire on April 28, 2022.

The fair value of the warrants was originally estimated to be approximately $101,000 and they were classified as a liability on the balance sheet as the strike price was not established at the time of grant.

In connection with the Business Combination, the strike price was set at $42.29 based on the terms of the warrants at a common stock conversion rate of 0.152268.

Immediately following the Business Combination, the fair value of the warrant was estimated to be $7,395 using the using the Black-Scholes option pricing model. The assumptions utilized in the Black-Scholes model included the risk-free interest rate, expected volatility, and expected life in years. The risk-free interest rate was based on the U.S. Treasury yield curve rates with maturity terms similar to the expected life of the warrant, which was determined to be 0.36%. Expected volatility was determined utilizing historical volatility over a period of time equal to the expected life of the warrant, which was determined to be 126%. Expected life was equal to the remaining contractual term of the warrant, which was determined to be 1.4 years. The dividend yield was assumed to be zero since the Company had not historically declared dividends and did not have any plans to declare dividends in the future

Upon the valuation of the warrants, the Company reclassed the warrant liability to additional paid-in capital with $94,175 being recorded as a reduction of general and administrative expense during the year ending December 31, 2020.

Originally, the warrants were classified as a liability due to the contingent nature of the exercise price and marked to fair value at each reporting period. Upon establishment of a set exercise price, the Company determined that under ASC 480, “Distinguishing Liabilities from Equity”, the warrants should be reclassified to equity.

IPO [Member]
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

3.   PUBLIC OFFERING

On June 1, 2021, the Company completed a public offering (the “Offering”) of Units (each, a “Unit”), with each Unit consisting of (a) one share of common stock (or pre-funded warrant to purchase one share of common stock in lieu thereof, with an exercise price of $0.0001 per share, each a “Pre-Funded Warrant”) and (b) one warrant to purchase 0.75 of a share of our common stock, with an exercise price of $4.125 per share (each, an “Investor Warrant”). Pursuant to the Offering, the Company sold 4,133,400 Units consisting of (a) one share of common stock and (b) one Investor Warrant (inclusive the underwriter’s overallotment option of 1,200,000 of such Units), and 5,066,600 Units consisting of (a) one Pre-Funded Warrant and (b) one Investor Warrant. The Units had no stand-alone rights and were not certificated or issued as stand-alone securities. Accordingly, as result of the sale of such Units in the Offering, the Company issued in aggregate 4,133,400 shares of common stock, Pre-Funded Warrants exercisable for 5,066,600 shares of common stock, and Investor Warrants exercisable for 6,900,000 shares of common stock. The offering price was $3.75 for each Unit consisting of (a) one share of common stock and (b) one Investor Warrant, and $3.7499 for each Unit consisting of (a) one Pre-Funded Warrant and (b) one Investor Warrant. Net proceeds from the Offering were approximately $31.5 million, after underwriter discounts, commissions, legal and accounting fees, and certain other costs of approximately $3.0 million.

3.   PUBLIC OFFERING

On June 1, 2021, the Company completed a public offering (the “Offering”) of Units (each, a “Unit”), with each Unit consisting of (a) one share of common stock (or pre-funded warrant to purchase one share of common stock in lieu thereof, with an exercise price of $0.0001 per share, each a “Pre-Funded Warrant”) and (b) one warrant to purchase 0.75 of a share of our common stock, with an exercise price of $4.125 per share (each, an “Investor Warrant”). Pursuant to the Offering, the Company sold 4,133,400 Units consisting of (a) one share of common stock and (b) one Investor Warrant (inclusive the underwriter’s overallotment option of 1,200,000 of such Units), and 5,066,600 Units consisting of (a) one Pre-Funded Warrant and (b) one Investor Warrant. The Units had no stand-alone rights and were not certificated or issued as stand-alone securities. Accordingly, as result of the sale of such Units in the Offering, the Company issued in aggregate 4,133,400 shares of common stock, Pre-Funded Warrants exercisable for 5,066,600 shares of common stock, and Investor Warrants exercisable for 6,900,000 shares of common stock. The offering price was $3.75 for each Unit consisting of (a) one share of common stock and (b) one Investor Warrant, and $3.7499 for each Unit consisting of (a) one Pre-Funded Warrant and (b) one Investor Warrant. Net proceeds from the Offering were approximately $31.5 million, after underwriter discounts, commissions, legal and accounting fees, and certain other costs of approximately $3.0 million.